AB Corporate Income Shares

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 95.3%
Industrial – 48.5%
Basic – 4.1%
Alpek SAB de CV 3.25%, 02/25/2031(a)	$214	$205,079
Anglo American Capital PLC 2.25%, 03/17/2028(a)	400	384,950
5.625%, 04/01/2030(a)	435	500,196
ArcelorMittal SA 4.25%, 07/16/2029	590	622,055
Celanese US Holdings LLC 1.40%, 08/05/2026	680	651,467
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)	246	254,579
4.50%, 08/01/2024	200	208,663
EI du Pont de Nemours and Co. 1.70%, 07/15/2025	533	529,658
Equate Petrochemical BV 2.625%, 04/28/2028(a)	317	308,679
Glencore Funding LLC 1.625%, 09/01/2025(a)	651	634,718
2.625%, 09/23/2031(a)	405	378,849
4.625%, 04/29/2024(a)	215	227,158
Huntsman International LLC 2.95%, 06/15/2031	660	646,510
Industrias Penoles SAB de CV 4.15%, 09/12/2029(a)	300	312,525
International Flavors & Fragrances, Inc. 1.832%, 10/15/2027(a)	38	36,376
2.30%, 11/01/2030(a)	260	245,726
International Paper Co. 7.30%, 11/15/2039	170	245,405
Inversiones CMPC SA 3.85%, 01/13/2030(a)	210	211,648
LyondellBasell Industries NV 4.625%, 02/26/2055	122	136,522
Mosaic Co. (The) 5.625%, 11/15/2043	210	265,301
Newmont Corp. 2.60%, 07/15/2032	665	640,827
Reliance Steel & Aluminum Co. 4.50%, 04/15/2023	1,038	1,067,168
Sealed Air Corp. 1.573%, 10/15/2026(a)	675	644,510
Sherwin-Williams Co. (The) 3.125%, 06/01/2024	62	63,977
Suzano Austria GmbH 3.75%, 01/15/2031	92	89,660
Westlake Chemical Corp. 3.375%, 08/15/2061	540	483,689
Yamana Gold, Inc. 2.63%, 08/15/2031	639	608,622

		10,604,517

	Principal Amount (000)	U.S. $ Value

Capital Goods – 0.8%
CNH Industrial Capital LLC 1.95%, 07/02/2023	$390	$391,712
Flowserve Corp. 2.80%, 01/15/2032	564	529,692
Siemens Financieringsmaatschappij NV 2.875%, 03/11/2041(a)	305	293,633
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024	39	40,840
4.95%, 09/15/2028	855	954,428

		2,210,305

Communications - Media – 5.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 02/01/2032	555	499,772
3.50%, 06/01/2041	615	553,279
3.70%, 04/01/2051	275	244,093
5.125%, 07/01/2049	379	403,138
5.375%, 05/01/2047	639	705,303
Comcast Corp. 2.937%, 11/01/2056(a)	802	712,064
3.25%, 11/01/2039	698	695,487
3.90%, 03/01/2038	265	284,761
4.65%, 07/15/2042	348	405,173
Cox Communications, Inc. 2.60%, 06/15/2031(a)	524	503,637
Discovery Communications LLC 4.65%, 05/15/2050	59	63,959
5.20%, 09/20/2047	228	262,797
5.30%, 05/15/2049	82	96,088
Fox Corp. 3.05%, 04/07/2025	23	23,664
3.50%, 04/08/2030	220	228,177
4.709%, 01/25/2029	555	613,042
5.576%, 01/25/2049	646	815,097
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028	93	103,674
Netflix, Inc. 4.875%, 04/15/2028	705	775,768
Omnicom Group, Inc. 2.60%, 08/01/2031	260	253,149
4.20%, 06/01/2030	769	841,863
Prosus NV 3.257%, 01/19/2027(a)	237	235,459
3.68%, 01/21/2030(a)	210	204,789
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	397	377,597
Thomson Reuters Corp. 5.65%, 11/23/2043	280	373,579
Time Warner Entertainment Co. LP 8.375%, 03/15/2023	1,207	1,296,547
ViacomCBS, Inc. 3.50%, 01/15/2025	21	21,800
4.20%, 05/19/2032	275	297,605

	Principal Amount (000)	U.S. $ Value

Walt Disney Co. (The) 3.00%, 09/15/2022	$325	$329,521
3.35%, 03/24/2025	161	168,076
4.00%, 10/01/2023	40	41,705
6.40%, 12/15/2035	201	273,475
8.875%, 04/26/2023	125	136,369
Weibo Corp. 3.50%, 07/05/2024	373	379,792

		13,220,299

Communications - Telecommunications – 3.9%
AT&T, Inc. 2.55%, 12/01/2033	470	442,073
3.30%, 02/01/2052	65	59,739
3.50%, 09/15/2053	274	260,245
3.55%, 09/15/2055	655	618,196
3.80%, 12/01/2057	150	146,802
4.30%, 02/15/2030-12/15/2042	1,513	1,631,210
4.35%, 03/01/2029	450	494,510
5.15%, 03/15/2042	314	375,428
6.55%, 01/15/2028	130	154,627
Corning, Inc. 4.75%, 03/15/2042	785	945,909
Rogers Communications, Inc. 4.50%, 03/15/2043	4	4,393
T-Mobile USA, Inc. 2.70%, 03/15/2032(a)	670	642,054
3.875%, 04/15/2030	1,219	1,280,352
Verizon Communications, Inc. 2.355%, 03/15/2032(a)	618	586,772
2.55%, 03/21/2031	241	235,296
3.40%, 03/22/2041	495	490,164
4.272%, 01/15/2036	716	803,008
4.50%, 08/10/2033	835	946,205

		10,116,983

Consumer Cyclical - Automotive – 2.2%
BMW US Capital LLC 3.90%, 04/09/2025(a)	458	485,256
General Motors Co. 5.95%, 04/01/2049	115	145,819
General Motors Financial Co., Inc. 2.40%, 04/10/2028	1,140	1,105,105
3.10%, 01/12/2032	530	518,987
3.50%, 11/07/2024	119	123,323
3.60%, 06/21/2030	692	710,552
4.15%, 06/19/2023	146	150,669
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)	1,014	1,042,757
Hyundai Capital America 5.875%, 04/07/2025(a)	200	221,350
Lear Corp. 3.50%, 05/30/2030	40	41,329
3.80%, 09/15/2027	256	270,682
Nissan Motor Acceptance Co. LLC 2.75%, 03/09/2028(a)	255	247,862
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)	285	300,723

	Principal Amount (000)	U.S. $ Value

Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)	$285	$295,793

		5,660,207

Consumer Cyclical - Entertainment – 0.4%
Hasbro, Inc. 3.90%, 11/19/2029	493	524,118
5.10%, 05/15/2044	445	524,878

		1,048,996

Consumer Cyclical - Other – 2.3%
DR Horton, Inc. 2.50%, 10/15/2024	510	516,860
Las Vegas Sands Corp. 2.90%, 06/25/2025	855	848,827
3.90%, 08/08/2029	480	476,592
Lennar Corp. 4.50%, 04/30/2024	495	520,334
4.75%, 11/29/2027	540	595,674
Marriott International, Inc./MD 3.75%, 10/01/2025	235	245,544
Series EE 5.75%, 05/01/2025	456	504,797
Series II 2.75%, 10/15/2033	540	504,014
MDC Holdings, Inc. 2.50%, 01/15/2031	525	491,626
6.00%, 01/15/2043	170	198,876
PulteGroup, Inc. 6.375%, 05/15/2033	115	145,005
7.875%, 06/15/2032	265	367,322
Toll Brothers Finance Corp. 3.80%, 11/01/2029	460	474,508

		5,889,979

Consumer Cyclical - Restaurants – 0.1%
McDonald’s Corp. 4.70%, 12/09/2035	280	326,379

Consumer Cyclical - Retailers – 2.0%
Advance Auto Parts, Inc. 3.90%, 04/15/2030	1,090	1,158,659
Dollar General Corp. 3.25%, 04/15/2023	61	62,132
Dollar Tree, Inc. 2.65%, 12/01/2031	565	546,524
Home Depot, Inc. (The) 5.875%, 12/16/2036	40	54,042
PVH Corp. 4.625%, 07/10/2025	700	749,490
Ralph Lauren Corp. 2.95%, 06/15/2030	1,215	1,230,759
Ross Stores, Inc. 4.70%, 04/15/2027	200	221,166
4.80%, 04/15/2030	115	128,452
5.45%, 04/15/2050	215	272,609

	Principal Amount (000)	U.S. $ Value

VF Corp. 2.40%, 04/23/2025	$88	$89,327
2.95%, 04/23/2030	599	604,732

		5,117,892

Consumer Non-Cyclical – 8.0%
AbbVie, Inc. 4.05%, 11/21/2039	80	86,463
4.40%, 11/06/2042	440	494,415
Altria Group, Inc. 3.40%, 05/06/2030	220	221,217
4.00%, 02/04/2061	370	323,458
4.80%, 02/14/2029	1,001	1,100,690
5.95%, 02/14/2049	230	268,371
AmerisourceBergen Corp. 0.737%, 03/15/2023	880	874,315
4.25%, 03/01/2045	205	220,605
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	450	517,126
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036	548	629,723
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060	178	204,600
4.95%, 01/15/2042	600	712,134
BAT Capital Corp. 2.259%, 03/25/2028	387	367,487
4.39%, 08/15/2037	403	407,421
4.906%, 04/02/2030	934	1,022,422
Baxter International, Inc. 0.868%, 12/01/2023(a)	675	666,259
Biogen, Inc. 2.25%, 05/01/2030	400	376,912
3.15%, 05/01/2050	655	580,441
Bristol-Myers Squibb Co. 3.55%, 08/15/2022	256	259,878
Cardinal Health, Inc. 4.90%, 09/15/2045	385	432,640
Cigna Corp. 3.00%, 07/15/2023	71	72,475
4.80%, 08/15/2038	880	1,012,519
7.875%, 05/15/2027	53	66,888
CommonSpirit Health 4.35%, 11/01/2042	44	49,085
CVS Health Corp. 3.875%, 07/20/2025	378	399,871
4.78%, 03/25/2038	991	1,143,663
5.125%, 07/20/2045	395	480,830
Gilead Sciences, Inc. 0.75%, 09/29/2023	253	250,070
4.80%, 04/01/2044	475	564,837
5.65%, 12/01/2041	125	163,099
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)	320	307,300
Merck & Co., Inc. 2.75%, 12/10/2051	530	486,614
Mylan, Inc. 4.20%, 11/29/2023	852	884,589

	Principal Amount (000)	U.S. $ Value

Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	$324	$304,625
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026	420	427,879
Pfizer, Inc. 4.10%, 09/15/2038	230	261,646
4.125%, 12/15/2046	142	165,152
4.20%, 09/15/2048	146	172,153
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)	670	630,899
Sysco Corp. 2.45%, 12/14/2031	535	517,869
3.15%, 12/14/2051	270	246,696
5.95%, 04/01/2030	309	375,018
6.60%, 04/01/2050	277	404,816
Thermo Fisher Scientific, Inc. 0.797%, 10/18/2023	815	806,793
2.00%, 10/15/2031	395	375,270
Wyeth LLC 5.95%, 04/01/2037	324	433,531

		20,770,764

Energy – 8.5%
Boardwalk Pipelines LP 4.80%, 05/03/2029	374	410,401
BP Capital Markets America, Inc. 2.939%, 06/04/2051	605	542,824
3.00%, 02/24/2050	820	746,339
Cenovus Energy, Inc. 4.40%, 04/15/2029	730	790,532
5.375%, 07/15/2025	78	85,329
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	384	361,332
5.75%, 01/15/2031(a)	281	320,377
Devon Energy Corp. 5.60%, 07/15/2041	545	660,894
Ecopetrol SA 5.875%, 09/18/2023-05/28/2045	89	89,185
Enable Midstream Partners LP 5.00%, 05/15/2044	41	42,788
Enbridge Energy Partners LP 7.375%, 10/15/2045	526	773,941
Enbridge, Inc. 3.40%, 08/01/2051	795	756,570
Energy Transfer LP 3.90%, 07/15/2026	550	575,987
4.20%, 04/15/2027	47	49,749
4.40%, 03/15/2027	446	473,991
4.95%, 05/15/2028	63	68,493
5.35%, 05/15/2045	175	190,173
6.25%, 04/15/2049	803	985,104
Eni SpA 4.25%, 05/09/2029(a)	247	268,499
Series 0000 5.70%, 10/01/2040(a)	420	524,639

	Principal Amount (000)	U.S. $ Value

Enterprise Products Operating LLC 3.70%, 01/31/2051	$160	$157,283
4.20%, 01/31/2050	797	841,074
4.80%, 02/01/2049	85	97,573
4.90%, 05/15/2046	45	51,560
EOG Resources, Inc. 4.375%, 04/15/2030	74	83,100
Exxon Mobil Corp. 4.114%, 03/01/2046	644	725,060
4.327%, 03/19/2050	270	317,984
Flex Intermediate Holdco LLC 3.363%, 06/30/2031(a)	265	257,803
4.317%, 12/30/2039(a)	265	259,507
Kinder Morgan, Inc. 5.55%, 06/01/2045	825	983,433
Marathon Oil Corp. 6.60%, 10/01/2037	385	497,732
Marathon Petroleum Corp. 5.125%, 12/15/2026	736	824,055
6.50%, 03/01/2041	205	268,878
MPLX LP 5.20%, 03/01/2047-12/01/2047	475	547,115
ONEOK Partners LP 6.125%, 02/01/2041	540	652,644
ONEOK, Inc. 6.35%, 01/15/2031	553	672,028
Ovintiv Exploration Inc. 5.375%, 01/01/2026	750	819,285
Pioneer Natural Resources Co. 2.15%, 01/15/2031	700	655,508
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	51	51,517
4.50%, 12/15/2026	421	452,558
Sabine Pass Liquefaction LLC 5.625%, 04/15/2023	552	573,511
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)	350	332,062
Shell International Finance BV 3.75%, 09/12/2046	125	133,729
Suncor Energy, Inc. 6.50%, 06/15/2038	385	504,974
6.85%, 06/01/2039	265	362,679
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)	265	253,473
TransCanada PipeLines Ltd. 4.75%, 05/15/2038	50	56,590
7.625%, 01/15/2039	170	250,413
Valero Energy Corp. 7.50%, 04/15/2032	388	511,722
Western Midstream Operating LP 4.65%, 07/01/2026	81	84,805
5.45%, 04/01/2044	149	164,877
Williams Cos., Inc. (The) 3.50%, 10/15/2051	670	630,436
6.30%, 04/15/2040	160	205,189

		21,997,304

	Principal Amount (000)	U.S. $ Value

Other Industrial – 0.2%
Huntington Ingalls Industries, Inc. 2.043%, 08/16/2028(a)	$665	$633,326

Services – 2.4%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	400	374,992
2.70%, 02/09/2041	300	259,434
Amazon.com, Inc. 4.25%, 08/22/2057	127	152,889
Block Financial LLC 2.50%, 07/15/2028	540	526,279
Booking Holdings, Inc. 4.625%, 04/13/2030	990	1,130,916
eBay, Inc. 2.60%, 05/10/2031	1,065	1,038,141
Expedia Group, Inc. 2.95%, 03/15/2031	495	476,799
4.625%, 08/01/2027	279	304,166
6.25%, 05/01/2025(a)	33	36,790
Global Payments, Inc. 2.90%, 11/15/2031	675	661,446
3.20%, 08/15/2029	455	460,141
IHS Markit Ltd. 4.00%, 03/01/2026(a)	76	81,147
4.25%, 05/01/2029	90	100,119
4.75%, 08/01/2028	20	22,540
Moody’s Corp. 2.75%, 08/19/2041	225	205,238
5.25%, 07/15/2044	436	553,310

		6,384,347

Technology – 7.7%
Analog Devices, Inc. 2.95%, 04/01/2025	36	37,210
Apple, Inc. 2.55%, 08/20/2060	260	222,986
2.65%, 05/11/2050	210	190,947
4.45%, 05/06/2044	1,081	1,296,249
Baidu, Inc. 1.625%, 02/23/2027	435	414,638
3.075%, 04/07/2025	265	271,122
Broadcom, Inc. 3.137%, 11/15/2035(a)	586	556,407
3.187%, 11/15/2036(a)	983	932,847
3.419%, 04/15/2033(a)	170	169,261
4.11%, 09/15/2028	562	599,772
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	395	384,485
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	555	552,802
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	666	732,407
6.02%, 06/15/2026	633	718,360
8.35%, 07/15/2046	42	66,329

	Principal Amount (000)	U.S. $ Value

DXC Technology Co. 1.80%, 09/15/2026	$400	$387,636
2.375%, 09/15/2028	400	384,308
Fidelity National Information Services, Inc. 0.375%, 03/01/2023	865	856,255
Honeywell International, Inc. 0.483%, 08/19/2022	54	53,994
Infor, Inc. 1.75%, 07/15/2025(a)	95	92,398
Intel Corp. 4.75%, 03/25/2050	564	696,123
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(a)	1,340	1,281,522
Lam Research Corp. 3.75%, 03/15/2026	172	183,823
Leidos, Inc. 4.375%, 05/15/2030	596	641,552
Marvell Technology, Inc. 2.95%, 04/15/2031	505	495,723
Micron Technology, Inc. 4.663%, 02/15/2030	555	614,729
NXP BV/NXP Funding LLC 5.55%, 12/01/2028(a)	1,176	1,368,423
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)	24	24,373
Oracle Corp. 2.50%, 05/15/2022-04/01/2025	1,099	1,106,436
2.875%, 03/25/2031	260	250,923
3.60%, 04/01/2050	716	635,772
3.85%, 04/01/2060	94	84,073
3.95%, 03/25/2051	263	248,275
4.00%, 11/15/2047	667	633,677
6.125%, 07/08/2039	314	388,248
SK Hynix, Inc. 2.375%, 01/19/2031(a)	390	361,335
Skyworks Solutions, Inc. 3.00%, 06/01/2031	319	307,567
Texas Instruments, Inc. 1.85%, 05/15/2022	325	325,868
VeriSign, Inc. 2.70%, 06/15/2031	174	167,649
VMware, Inc. 3.90%, 08/21/2027	721	766,149
Western Digital Corp. 2.85%, 02/01/2029	110	106,313
3.10%, 02/01/2032	306	292,713

		19,901,679

Transportation - Airlines – 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	161	166,863
Southwest Airlines Co. 5.25%, 05/04/2025	835	911,787

		1,078,650

	Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.4%
ENA Master Trust 4.00%, 05/19/2048(a)	$370	$365,097
ERAC USA Finance LLC 3.85%, 11/15/2024(a)	175	183,346
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.90%, 02/01/2024(a)	370	384,056
4.20%, 04/01/2027(a)	147	158,928

		1,091,427

		126,053,054

Financial Institutions – 40.9%
Banking – 24.6%
ABN AMRO Bank NV 3.324%, 03/13/2037(a)	600	575,214
Ally Financial, Inc. 2.20%, 11/02/2028	670	639,823
Banco de Credito del Peru 3.125%, 07/01/2030(a)	464	454,082
Banco Santander SA 1.722%, 09/14/2027	800	767,136
2.749%, 12/03/2030	400	376,828
5.179%, 11/19/2025	600	652,908
Bank of America Corp. 2.299%, 07/21/2032	1,125	1,065,240
2.592%, 04/29/2031	835	817,031
2.687%, 04/22/2032	860	841,811
2.831%, 10/24/2051	370	337,984
2.884%, 10/22/2030	680	680,972
3.97%, 03/05/2029	760	809,332
3.974%, 02/07/2030	600	642,432
4.078%, 04/23/2040	620	678,237
4.271%, 07/23/2029	1,017	1,104,503
Series X 6.25%, 09/05/2024(b)	295	313,337
Series Z 6.50%, 10/23/2024(b)	53	56,995
Bank of Ireland Group PLC 2.029%, 09/30/2027(a)	560	537,331
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(b)	268	283,011
Barclays PLC 2.279%, 11/24/2027	555	543,933
5.20%, 05/12/2026	435	475,842
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(a)	330	350,625
BNP Paribas SA 2.159%, 09/15/2029(a)	815	773,916
2.591%, 01/20/2028(a)	660	655,076
2.871%, 04/19/2032(a)	520	505,986

	Principal Amount (000)	U.S. $ Value

BPCE SA 2.045%, 10/19/2027(a)	$550	$533,230
5.15%, 07/21/2024(a)	200	213,268
Capital One Financial Corp. 2.359%, 07/29/2032	650	596,225
Citigroup, Inc. 2.52%, 11/03/2032	775	746,736
2.561%, 05/01/2032	685	664,231
3.875%, 02/18/2026(b)	344	336,938
3.98%, 03/20/2030	560	598,836
4.075%, 04/23/2029	708	759,861
4.412%, 03/31/2031	369	406,845
4.45%, 09/29/2027	1,222	1,328,864
Series W 4.00%, 12/10/2025(b)	368	364,979
Series Y 4.15%, 11/15/2026(b)	569	555,691
Commonwealth Bank of Australia 3.305%, 03/11/2041(a)	305	295,097
Credit Suisse Group AG 1.305%, 02/02/2027(a)	250	236,310
3.091%, 05/14/2032(a)	663	643,932
4.194%, 04/01/2031(a)	347	368,948
4.55%, 04/17/2026	285	307,293
Danske Bank A/S 1.621%, 09/11/2026(a)	556	538,881
Deutsche Bank AG/New York NY 2.311%, 11/16/2027	1,190	1,155,941
2.552%, 01/07/2028	535	524,129
3.961%, 11/26/2025	555	577,344
Discover Bank 4.682%, 08/09/2028	385	398,664
Discover Financial Services 4.10%, 02/09/2027	670	711,634
DNB Bank ASA 6.50%, 03/26/2022(a) (b)	200	201,494
Goldman Sachs Group, Inc. (The) 1.948%, 10/21/2027	540	525,523
2.383%, 07/21/2032	544	515,130
2.615%, 04/22/2032	730	707,297
3.102%, 02/24/2033	499	501,779
3.80%, 03/15/2030	1,279	1,360,076
4.223%, 05/01/2029	592	639,028
5.95%, 01/15/2027	40	46,014
Series V 4.125%, 11/10/2026(b)	248	242,395
HSBC Holdings PLC 2.013%, 09/22/2028	285	273,067
2.206%, 08/17/2029	545	519,178
2.251%, 11/22/2027	555	543,334
3.973%, 05/22/2030	342	360,588
4.583%, 06/19/2029	1,270	1,384,998
6.375%, 03/30/2025(b)	405	428,721
ING Groep NV 2.727%, 04/01/2032	510	498,760
6.875%, 04/16/2022(a) (b)	200	202,024

	Principal Amount (000)	U.S. $ Value

JPMorgan Chase & Co. 1.953%, 02/04/2032	$830	$769,261
2.545%, 11/08/2032	765	742,004
2.58%, 04/22/2032	595	578,840
2.956%, 05/13/2031	2,064	2,052,400
2.963%, 01/25/2033	260	261,565
3.882%, 07/24/2038	910	981,744
8.00%, 04/29/2027	650	823,251
Series I 3.769% (LIBOR 3 Month + 3.47%), 04/30/2022(b) (c)	247	247,689
Series Q 5.15%, 05/01/2023(b)	255	260,561
Series V 3.534% (LIBOR 3 Month + 3.80%), 04/01/2022(b) (c)	62	61,984
Series Z 3.932% (LIBOR 3 Month + 2.32%), 02/01/2022(b) (c)	107	107,000
M&T Bank Corp. 3.50%, 09/01/2026(b)	334	314,003
Macquarie Group Ltd. 1.34%, 01/12/2027(a)	326	312,086
2.691%, 06/23/2032(a)	625	601,162
Mitsubishi UFJ Financial Group, Inc. 2.309%, 07/20/2032	270	257,369
2.494%, 10/13/2032	330	319,819
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)	1,295	1,361,744
Mizuho Financial Group, Inc. 2.564%, 09/13/2031	440	415,567
Morgan Stanley 2.943%, 01/21/2033	227	227,411
3.622%, 04/01/2031	265	280,171
Series F 3.875%, 04/29/2024	55	57,500
Series G 4.431%, 01/23/2030	660	729,960
National Australia Bank Ltd. 3.347%, 01/12/2037(a)	665	649,765
NatWest Group PLC Series U 2.544% (LIBOR 3 Month + 2.32%), 09/30/2027(b) (c)	300	298,227
PNC Financial Services Group, Inc. (The) Series O 3.995% (LIBOR 3 Month + 3.68%), 05/01/2022(b) (c)	448	449,765
Santander Holdings USA, Inc. 2.49%, 01/06/2028	156	153,783
4.40%, 07/13/2027	1,877	2,000,094
Santander UK Group Holdings PLC 2.469%, 01/11/2028	325	320,359
Societe Generale SA 1.792%, 06/09/2027(a)	435	415,664
2.797%, 01/19/2028(a)	795	786,430
4.25%, 04/14/2025(a)	243	253,772
4.75%, 11/24/2025(a)	200	212,836

	Principal Amount (000)	U.S. $ Value

Standard Chartered PLC 1.456%, 01/14/2027(a)	$345	$329,244
2.608%, 01/12/2028(a)	579	571,131
Sumitomo Mitsui Financial Group, Inc. 2.142%, 09/23/2030	701	651,671
Truist Financial Corp. Series P 4.95%, 09/01/2025(b)	993	1,050,227
Series Q 5.10%, 03/01/2030(b)	327	354,674
UBS Group AG 2.746%, 02/11/2033(a)	535	518,656
3.179%, 02/11/2043(a)	265	255,320
UniCredit SpA 3.127%, 06/03/2032(a)	266	251,322
Wells Fargo & Co. 4.15%, 01/24/2029	567	616,720
4.478%, 04/04/2031	1,190	1,336,132
5.606%, 01/15/2044	690	880,985
Series BB 3.90%, 03/15/2026(b)	1,005	995,221
Western Union Co. (The) 2.75%, 03/15/2031	610	584,545
Westpac Banking Corp. 3.02%, 11/18/2036	780	745,376
4.11%, 07/24/2034	705	739,256

		63,937,134

Brokerage – 0.9%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)	271	290,038
Series I 4.00%, 06/01/2026(b)	745	737,244
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	554	575,318
Nomura Holdings, Inc. 2.999%, 01/22/2032	665	654,367

		2,256,967

Finance – 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00%, 10/29/2028	810	794,529
3.15%, 02/15/2024	179	182,446
3.30%, 01/30/2032	810	790,366
3.40%, 10/29/2033	330	320,413
3.875%, 01/23/2028	515	532,778
Air Lease Corp. 1.875%, 08/15/2026	435	417,261
2.10%, 09/01/2028	451	423,791
2.875%, 01/15/2026	100	100,715
3.25%, 03/01/2025	89	90,841
3.625%, 04/01/2027	19	19,574
4.625%, 10/01/2028	431	462,558

	Principal Amount (000)	U.S. $ Value

Aircastle Ltd. 2.85%, 01/26/2028(a)	$824	$806,325
4.25%, 06/15/2026	21	22,054
5.25%, 08/11/2025(a)	260	280,158
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)	735	703,718
3.50%, 11/01/2027(a)	116	116,180
4.375%, 01/30/2024(a)	280	290,357
Synchrony Financial 2.875%, 10/28/2031	458	437,376
3.70%, 08/04/2026	512	530,314
5.15%, 03/19/2029	509	567,713

		7,889,467

Insurance – 4.7%
ACE Capital Trust II 9.70%, 04/01/2030	435	627,740
Alleghany Corp. 3.625%, 05/15/2030	1,085	1,143,644
Allstate Corp. (The) Series B 5.75%, 08/15/2053	712	737,490
American International Group, Inc. 3.75%, 07/10/2025	482	508,496
Berkshire Hathaway, Inc. 2.75%, 03/15/2023	485	492,755
Centene Corp. 2.45%, 07/15/2028	294	279,979
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/2070(a)	260	258,536
Hartford Financial Services Group, Inc. (The) Series ICON 2.281% (LIBOR 3 Month + 2.13%), 02/12/2047(a) (c)	535	503,317
Massachusetts Mutual Life Insurance Co. 5.077%, 02/15/2069(a)	170	207,060
MassMutual Global Funding II 0.60%, 04/12/2024(a)	420	410,752
0.85%, 06/09/2023(a)	270	268,612
Met Tower Global Funding 0.70%, 04/05/2024(a)	875	857,885
MetLife Capital Trust IV 7.875%, 12/15/2037(a)	150	199,076
MetLife, Inc. Series D 5.875%, 03/15/2028(b)	210	231,655
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	150	252,642
New York Life Insurance Co. 4.45%, 05/15/2069(a)	220	259,956

	Principal Amount (000)	U.S. $ Value

Nippon Life Insurance Co. 2.75%, 01/21/2051(a)	$490	$466,377
Peachtree Corners Funding Trust 3.976%, 02/15/2025(a)	110	115,578
Prudential Financial, Inc. 5.20%, 03/15/2044	907	933,847
5.375%, 05/15/2045	320	336,349
5.625%, 06/15/2043	859	887,201
Reinsurance Group of America, Inc. 3.15%, 06/15/2030	483	491,274
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	600	659,238
Voya Financial, Inc. 5.65%, 05/15/2053	1,080	1,107,907

		12,237,366

REITs – 7.7%
American Homes 4 Rent LP 4.25%, 02/15/2028	5	5,386
American Tower Corp. 2.30%, 09/15/2031	545	510,093
3.125%, 01/15/2027	335	343,077
5.00%, 02/15/2024	645	686,299
Boston Properties LP 2.55%, 04/01/2032	1,001	963,242
Brixmor Operating Partnership LP 2.25%, 04/01/2028	750	727,477
Essential Properties LP 2.95%, 07/15/2031	564	538,406
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	275	265,598
5.25%, 06/01/2025	393	421,815
5.375%, 04/15/2026	144	155,667
Highwoods Realty LP 4.125%, 03/15/2028	710	768,887
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025	323	337,906
Series I 3.50%, 09/15/2030	772	767,476
Series J 2.90%, 12/15/2031	339	318,758
Kilroy Realty LP 3.45%, 12/15/2024	40	41,434
Kimco Realty Corp. 2.80%, 10/01/2026	95	96,967
Office Properties Income Trust 2.65%, 06/15/2026	306	298,374
3.45%, 10/15/2031	820	769,685
4.50%, 02/01/2025	430	448,064
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025	108	114,259
5.25%, 01/15/2026	988	1,079,746
Public Storage 0.52% (SOFR + 0.47%), 04/23/2024(c)	415	414,992

	Principal Amount (000)	U.S. $ Value

Realty Income Corp. 2.85%, 12/15/2032	$447	$446,155
4.60%, 02/06/2024	1,266	1,332,541
Regency Centers LP 3.70%, 06/15/2030	280	295,758
3.75%, 06/15/2024	33	34,309
4.125%, 03/15/2028	453	493,276
Rexford Industrial Realty LP 2.15%, 09/01/2031	176	162,112
Sabra Health Care LP 3.20%, 12/01/2031	820	779,221
3.90%, 10/15/2029	770	785,685
Simon Property Group LP 2.65%, 02/01/2032	535	524,038
SITE Centers Corp. 3.625%, 02/01/2025	642	664,155
4.25%, 02/01/2026	178	186,742
4.70%, 06/01/2027	365	396,540
Spirit Realty LP 3.20%, 02/15/2031	475	475,955
4.00%, 07/15/2029	162	173,444
4.45%, 09/15/2026	288	311,628
Sun Communities Operating LP 2.30%, 11/01/2028	663	639,795
Ventas Realty LP 3.50%, 02/01/2025	201	208,787
3.85%, 04/01/2027	150	160,019
4.125%, 01/15/2026	23	24,561
Vornado Realty LP 2.15%, 06/01/2026	525	516,705
3.40%, 06/01/2031	655	652,236
WP Carey, Inc. 2.45%, 02/01/2032	670	635,930
4.60%, 04/01/2024	44	46,310

		20,019,510

		106,340,444

Utility – 5.9%
Electric – 5.4%
Abu Dhabi National Energy Co. PJSC 4.375%, 04/23/2025(a)	215	230,426
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	200	199,475
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	220	200,255
American Transmission Systems 2.65%, 01/15/2032(a)	565	553,418
Berkshire Hathaway Energy Co. 4.25%, 10/15/2050	441	500,861
6.125%, 04/01/2036	260	341,585
CenterPoint Energy, Inc. 0.70% (SOFR + 0.65%), 05/13/2024(c)	390	390,004
2.65%, 06/01/2031	845	826,478
Consolidated Edison Co. of New York, Inc. 4.45%, 03/15/2044	15	16,833
Series A 4.125%, 05/15/2049	350	380,916

	Principal Amount (000)	U.S. $ Value

Dominion Energy, Inc. 3.90%, 10/01/2025	$110	$116,632
Duke Energy Carolinas LLC 3.45%, 04/15/2051	500	517,375
Duke Energy Corp. 4.20%, 06/15/2049	523	565,217
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	200	182,975
Enel Americas SA 4.00%, 10/25/2026	53	55,678
Enel Chile SA 4.875%, 06/12/2028	62	67,475
Enel Finance International NV 2.25%, 07/12/2031(a)	555	516,555
6.80%, 09/15/2037(a)	385	517,914
Engie Energia Chile SA 3.40%, 01/28/2030(a)	425	415,055
Entergy Corp. 2.80%, 06/15/2030	450	444,371
Exelon Corp. 3.497%, 06/01/2022	94	94,531
Florida Power & Light Co. 0.30% (SOFR + 0.25%), 05/10/2023(c)	170	169,927
3.95%, 03/01/2048	782	878,905
Georgia Power Co. 4.30%, 03/15/2042	420	457,241
Kentucky Utilities Co. 3.30%, 06/01/2050	52	51,317
National Rural Utilities Cooperative Finance Corp. 0.35%, 02/08/2024	730	713,093
3.40%, 11/15/2023	335	345,261
NextEra Energy Capital Holdings, Inc. 0.43% (LIBOR 3 Month + 0.27%), 02/22/2023(c)	615	614,766
5.65%, 05/01/2079	404	448,800
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031	388	544,399
Southern California Edison Co. 0.70%, 04/03/2023	500	495,135
Southern Co. (The) 2.95%, 07/01/2023	512	521,487
Series A 3.70%, 04/30/2030	720	760,450
Southern Power Co. Series F 4.95%, 12/15/2046	77	90,153
Virginia Electric & Power Co. 8.875%, 11/15/2038	443	750,300

		13,975,263

Natural Gas – 0.5%
GNL Quintero SA 4.634%, 07/31/2029(a)	176	183,297
NiSource, Inc. 5.65%, 02/01/2045	60	76,623

	Principal Amount (000)	U.S. $ Value

ONE Gas, Inc. 0.85%, 03/11/2023	$735	$730,656
4.658%, 02/01/2044	340	400,139

		1,390,715

		15,365,978

Total Corporates - Investment Grade (cost $252,992,934)		247,759,476

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Chile – 0.4%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)	350	364,175
4.70%, 05/07/2050(a)	295	323,467
Empresa Nacional del Petroleo 3.75%, 08/05/2026(a)	200	202,913

		890,555

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050(a)	225	265,359

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)	321	299,192
Petroleos Mexicanos 6.50%, 01/23/2029	135	137,228
6.75%, 09/21/2047	112	95,536
6.95%, 01/28/2060	169	143,692
7.69%, 01/23/2050	80	73,920

		749,568

Panama – 0.1%
Empresa de Transmision Electrica SA 5.125%, 05/02/2049(a)	246	262,144

Peru – 0.2%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)	560	535,500

Qatar – 0.1%
Qatar Petroleum 3.125%, 07/12/2041(a)	277	268,252

Total Quasi-Sovereigns (cost $2,993,351)		2,971,378

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031	562	481,669
5.20%, 05/15/2049	200	172,287

		653,956

	Principal Amount (000)	U.S. $ Value

Mexico – 0.2%
Mexico Government International Bond 4.60%, 01/23/2046	$200	$200,400
4.75%, 03/08/2044	150	154,200

		354,600

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026	53	52,977

Qatar – 0.1%
Qatar Government International Bond 4.817%, 03/14/2049(a)	228	284,430

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031	54	60,576

Total Governments - Sovereign Bonds (cost $1,435,171)		1,406,539

CORPORATES - NON-INVESTMENT GRADE – 0.4%
Industrial – 0.3%
Consumer Cyclical - Automotive – 0.1%
Ford Motor Credit Co. LLC 3.81%, 01/09/2024	395	400,249

Consumer Non-Cyclical – 0.1%
Newell Brands, Inc. 4.35%, 04/01/2023	191	194,969

Energy – 0.1%
EQM Midstream Partners LP 4.75%, 07/15/2023	100	101,114
Occidental Petroleum Corp. 3.50%, 08/15/2029	55	54,241

		155,355

		750,573

Financial Institutions – 0.1%
REITs – 0.1%
Diversified Healthcare Trust 4.75%, 02/15/2028	407	383,260

Total Corporates - Non-Investment Grade (cost $1,110,355)		1,133,833

Total Investments – 97.5% (cost $258,531,811)(d)		253,271,226
Other assets less liabilities – 2.5%		6,599,044

Net Assets – 100.0%		$259,870,270

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Ultra Bond (CBT) Futures	108	March 2022	$20,405,250	$(536,036)
Sold Contracts
U.S. 10 Yr Ultra Futures	135	March 2022	19,281,797	273,367
U.S. T-Note 5 Yr (CBT) Futures	26	March 2022	3,099,281	24,537
U.S. T-Note 10 Yr (CBT) Futures	4	March 2022	511,875	4,143

				$(233,989)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAIG Series 37, 5 Year Index, 12/20/2026*	1.00%	Quarterly	0.6%	USD	3,280	$65,148	$76,484	$(11,336)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,070	03/27/2022	2.058%	3 Month LIBOR	Semi-Annual/ Quarterly	$(10,472)	$—	$(10,472)
USD	60	11/04/2044	3 Month LIBOR	3.049%	Quarterly/ Semi-Annual	12,458	—	12,458
USD	60	05/05/2045	3 Month LIBOR	2.562%	Quarterly/ Semi-Annual	7,005	—	7,005
USD	60	06/02/2046	3 Month LIBOR	2.186%	Quarterly/ Semi-Annual	2,665	—	2,665
USD	690	07/15/2046	3 Month LIBOR	1.783%	Quarterly/ Semi-Annual	(26,553)	—	(26,553)
USD	270	09/02/2046	3 Month LIBOR	1.736%	Quarterly/ Semi-Annual	(11,294)	—	(11,294)
USD	50	11/02/2046	3 Month LIBOR	2.086%	Quarterly/ Semi-Annual	1,333	—	1,333

						$(24,858)	$—	$(24,858)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $47,538,123 or 18.3% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2022.
(d)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,479,070 and gross unrealized depreciation of investments was $(8,009,838), resulting in net unrealized depreciation of $(5,530,768).

Glossary:

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

LIBOR – London Interbank Offered Rate

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Corporate Income Shares

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$247,759,476	$—	$247,759,476
Quasi-Sovereigns	—	2,971,378	—	2,971,378
Governments - Sovereign Bonds	—	1,406,539	—	1,406,539
Corporates - Non-Investment Grade	—	1,133,833	—	1,133,833

Total Investments in Securities	—	253,271,226	—	253,271,226
Other Financial Instruments(a):
Assets:
Futures	302,047	—	—	302,047
Centrally Cleared Credit Default Swaps	—	65,148	—	65,148
Centrally Cleared Interest Rate Swaps	—	23,461	—	23,461
Liabilities:
Futures	(536,036)	—	—	(536,036)
Centrally Cleared Interest Rate Swaps	—	(48,319)	—	(48,319)

Total	$(233,989)	$253,311,516	$—	$253,077,527

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.